Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Investment in equity affiliates	$ 919	$ 769	$ 886	$ 4,800
Affiliate of Significant Shareholder
Related Party Transaction [Line Items]
Recognized net revenues	304	83	398	335	$ 326
Non-Consolidating Affiliates
Related Party Transaction [Line Items]
Recognized net revenues	3,211		5,400	8,077	7,826
Cost of revenue	191	575	2,043	2,067	2,173
Selling, general and administrative expenses, net of recovery	49	94	315	291	384
Investment in equity affiliates		467	496	5,884
Charges to equity-method investment		2,821	2,849
Investment in equity affiliates	919		886	4,800
Cost reimbursements from non-consolidating affiliates		238	477	1,162	2,077
Reimbursements receivable			127
Non-Consolidating Affiliates | U.K.
Related Party Transaction [Line Items]
Payment for affiliate under tax sharing arrangement		$ 1,307	3,847
Significant Shareholder of Company
Related Party Transaction [Line Items]
Selling, general and administrative expenses, net of recovery	$ 10		57	$ 58	$ 421
Cost reimbursements from non-consolidating affiliates			127
Claim on Net Operating Losses under Consortium Relief | U.K. | Other Liabilities
Related Party Transaction [Line Items]
Claimed portion of net operating losses, outstanding			$ 3,291